Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax provision
United States		$ 4,455
Foreign	595,461	783,915	1,561,404
Deferred tax provision
Foreign	531,275
Total	$ 1,126,736	$ 788,370	$ 1,561,404